Warranty Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warranty Obligation [Roll Forward]
Beginning Balance	$ 48.7	$ 42.2
Provision charged to income	70.7	66.2
Usage	(70.9)	(59.3)
Adjustments to previously provided warranties, net	1.0	0.1
Other, net	0.3	(0.5)
Ending Balance	$ 49.8	$ 48.7